Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
License of copyright
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	2 years
Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years